Restricted cash (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Restricted cash
Bank deposits held in an escrow bank account	¥ 5,772	¥ 3,680
Bank deposits frozen for legal proceedings	26,604
Restricted cash	¥ 32,376	¥ 3,680